UNAUDITED CONDENDSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/ OWNERS' EQUITY (USD $) In Thousands, unless otherwise specified	Dropdown Predecessor Equity [Member]	Owners' Equity [Member]	Common Units [Member] Partners' Capital [Member]	Subordinated Units [Member] Partners' Capital [Member]	General Partner [Member] Partners' Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Before Non-controlling interest [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 63,202	$ 156,588	$ 0	$ 0	$ 0	$ 0	$ 219,790	$ 55,470	$ 275,260
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	4,767	20,741					25,508	2,709	28,217
Other comprehensive gain		984					984		984
Movement in invested equity	(15,273)	(13,999)					(29,272)		(29,272)
Non-controlling interest dividends								(1,000)	(1,000)
Balance at Apr. 12, 2011	52,696	164,314	0	0	0	0	217,010	57,179	274,189
Increase (Decrease) in Partners' Capital [Roll Forward]
Elimination of equity not transferred to the Partnership (note 2)		14,856					14,856		14,856
Allocation of partnership capital to unit holders		(179,170)	180,475		3,683	(4,988)
Net income	5,115		7,730	3,502	228		16,575	2,175	18,750
Other comprehensive gain/loss						(488)	(488)		(488)
Movement in invested equity	675						675		675
Balance at Jun. 30, 2011	58,486	0	188,205	3,502	3,911	(5,476)	248,628	59,354	307,982
Balance at Dec. 31, 2011	0	0	30,163	369	1,537	(5,039)	27,030	62,934	89,964
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income			22,784	15,714	786		39,284	4,975	44,259
Other comprehensive gain/loss						(22)	(22)		(22)
Cash distributions			(19,889)	(13,718)	(685)		(34,292)		(34,292)
Non-controlling interest dividends								(1,199)	(1,199)
Balance at Jun. 30, 2012	$ 0	$ 0	$ 33,058	$ 2,365	$ 1,638	$ (5,061)	$ 32,000	$ 66,710	$ 98,710